Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 34,366,558
Assets at end of period	36,069,726	€ 34,366,558
Liabilities at beginning of period	20,387,521
Liabilities at end of period	20,618,993	20,387,521
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	50,679	188,518
Transfer to level 1		(158,551)
Increase		21,137
Gain / loss recognised in profit or loss	(10,719)	(12,975)
Foreign currency translation and other changes	4,017	12,550
Assets at end of period	43,977	50,679
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	47,690	66,359
Increase	6,589	9,488
Decrease	(6,179)	(22,499)
Gain / loss recognized in profit or loss	(6,879)	(6,716)
Foreign currency translation and other changes	1,839	1,058
Liabilities at end of period	43,060	47,690
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	992,423	882,422
Increase	12,900	112,194
Decrease	(6,424)	(18,495)
Gain / loss recognized in equity	(64,467)	(54,019)
Foreign currency translation and other changes	80,891	70,321
Liabilities at end of period	€ 1,015,323	€ 992,423
Put option liabilities | Fair Value | Level 3 | Assumed earnings
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase in fair value due to increase in input	€ 77,282
Put option liabilities | Fair Value | Level 3 | Assumed earnings | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%